DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

NOTE 11—DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:

From time to time, the Company uses derivative instruments, including foreign currency forward contracts, commodity futures contracts and commodity option contracts, to manage its exposures to foreign exchange and commodity prices. Commodity futures contracts and most commodity option contracts are intended and effective as hedges of market price risks associated with the anticipated purchase of certain raw materials (primarily sugar). Foreign currency forward contracts are intended and effective as hedges of the Company’s exposure to the variability of cash flows, primarily related to the foreign exchange rate changes of products manufactured in Canada and sold in the United States, and periodic equipment purchases from foreign suppliers denominated in a foreign currency. The Company does not engage in trading or other speculative use of derivative instruments.

The Company recognizes all derivative instruments as either assets or liabilities at fair value in the Consolidated Statements of Financial Position. Derivative assets are recorded in other receivables and derivative liabilities are recorded in accrued liabilities. The Company uses either hedge accounting or mark-to-market accounting for its derivative instruments. Derivatives that qualify for hedge accounting are designated as cash flow hedges by formally documenting the hedge relationships, including identification of the hedging instruments, the hedged items and other critical terms, as well as the Company’s risk management objectives and strategies for undertaking the hedge transaction.

Changes in the fair value of the Company’s cash flow hedges are recorded in accumulated other comprehensive loss, net of tax, and are reclassified to earnings in the periods in which earnings are affected by the hedged item. Substantially all amounts reported in accumulated other comprehensive loss for commodity derivatives are expected to be reclassified to cost of goods sold. Substantially all amounts reported in accumulated other comprehensive loss for foreign currency derivatives are expected to be reclassified to other income, net.

The following table summarizes the Company’s outstanding derivative contracts and their effects on its Consolidated Statements of Financial Position at December 31, 2014 and 2013:

	December 31, 2014
	Notional
	Amounts	Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign currency forward contracts	$27,603	$—	$(1,939)
Commodity futures contracts	5,422	23	(760)
Total derivatives designated as hedging instruments:		23	(2,699)
Derivatives not designated as hedging instruments:
Commodity futures contracts		—	—
Total derivatives not designated as hedging instruments:		—	—
Total derivatives		$23	$(2,699)

	December 31, 2013
	Notional
	Amounts	Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign currency forward contracts	$34,244	$—	$(684)
Commodity futures contracts	5,601	41	(191)
Total derivatives designated as hedging instruments:		41	(875)
Derivatives not designated as hedging instruments:
Commodity futures contracts	321	20	—
Total derivatives not designated as hedging instruments:		20	—
Total derivatives		$61	$(875)

The effects of derivative instruments on the Company’s Consolidated Statement of Earnings, Comprehensive Earnings and Retained Earnings for years ended December 31, 2014 and 2013 are as follows:

	For Year Ended December 31, 2014
			Gain (Loss)
		Gain (Loss)	on Amount Excluded
	Gain (Loss)	Reclassified from	from Effectiveness
	Recognized	Accumulated OCI	Testing Recognized
	in OCI	into Earnings	in Earnings
Foreign currency forward contracts	$(2,256)	$(1,001)	$—
Commodity futures contracts	(881)	(294)	—
Total	$(3,137)	$(1,295)	$—

	For Year Ended December 31, 2013
			Gain (Loss)
		Gain (Loss)	on Amount Excluded
	Gain (Loss)	Reclassified from	from Effectiveness
	Recognized	Accumulated OCI	Testing Recognized
	in OCI	into Earnings	in Earnings
Foreign currency forward contracts	$(1,144)	$(460)	$—
Commodity futures contracts	(963)	(986)	—
Total	$(2,107)	$(1,446)	$—

For the years ended December 31, 2014 and 2013, the Company recognized a gain (loss) of $0 and $(42)  in earnings, respectively, related to mark-to-market accounting for certain commodity futures contracts that did not receive hedge accounting.